Share-Based Payments - Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2023 year $ / shares	Dec. 31, 2022 year $ / shares
Share-Based Payment Arrangements [Abstract]
Risk-free interest rate	3.40%	1.80%
Expected volatility	23.30%	23.70%
Expected dividend yield	4.00%	4.00%
Expected life of the option (in years) | year	6.8	6.3
Exercise price (in CAD per share) | $ / shares	$ 67.68	$ 68.12